Debt - Future principal payments in connection to debt (Details) - Gelesis $ in Thousands	Dec. 31, 2021 USD ($)
Long term debt future principal payments
2022	$ 2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total debt obligation carrying amount	$ 37,081